Fair Value Measurements and Investments - Schedule of Assets and Liabilities Measured at Fair Value on Recurring Basis (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Warrant liabilities	$ 27,805	$ 0
Private Warrants
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Warrant liabilities	700
Recurring Basis
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Investments in mutual funds and other	500	584
Cash surrender value of company-owned life insurance	565	857
Total financial assets	1,065	1,441
Total financial liabilities	27,805
Recurring Basis | Public Warrants
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Warrant liabilities	27,063
Recurring Basis | Private Warrants
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Warrant liabilities	742
Recurring Basis | Level 1
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Investments in mutual funds and other	500	584
Cash surrender value of company-owned life insurance	0	0
Total financial assets	500	584
Total financial liabilities	27,063
Recurring Basis | Level 1 | Public Warrants
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Warrant liabilities	27,063
Recurring Basis | Level 1 | Private Warrants
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Warrant liabilities	0
Recurring Basis | Level 2
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Investments in mutual funds and other	0	0
Cash surrender value of company-owned life insurance	565	857
Total financial assets	565	857
Total financial liabilities	0
Recurring Basis | Level 2 | Public Warrants
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Warrant liabilities	0
Recurring Basis | Level 2 | Private Warrants
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Warrant liabilities	0
Recurring Basis | Level 3
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Investments in mutual funds and other	0	0
Cash surrender value of company-owned life insurance	0	0
Total financial assets	0	$ 0
Total financial liabilities	742
Recurring Basis | Level 3 | Public Warrants
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Warrant liabilities	0
Recurring Basis | Level 3 | Private Warrants
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Warrant liabilities	$ 742